Other financial assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	₨ 8,754	₨ 8,867
Less: Unearned finance income	(643)	(633)
Present value of minimum lease payment receivables	8,111	8,234
Non-current	3,922	3,090
Current	₨ 4,189	5,144
Bottom of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	1 year
Top of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	5 years
Year 1
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	₨ 4,554	5,489
Year 2
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	2,573	1,908
Year 3
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	1,225	945
Year 4
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	290	380
Year 5
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	₨ 112	₨ 145